Employee benefits (Tables)	12 Months Ended
Dec. 31, 2023
Employee benefits
Change in benefit obligations, plan assets and funded status recognized in balance sheet
Defined pension benefits
Switzerland International
($ in millions) 2023 2022 2023 2022
Benefit obligation at January

1,
2,457 3,434 3,572 5,115
Service cost 40 50 30 38
Interest cost 48 13 166 87
Contributions by plan participants 34 34 11 10
Benefit payments (134) (96) (236) (234)
Settlements (97) (92) (69) (36)
Benefit obligations of

businesses acquired

(divested)
— (328) — (2)
Actuarial (gain) loss 224 (478) 91 (1,075)
Plan amendments and

other
1 — 5 (3)
Exchange rate differences 261 (80) 99 (328)
Benefit obligation at December

31,

2,834 2,457 3,669 3,572
Fair value of plan assets

at January 1,

3,183 4,113 3,172 4,463
Actual return on plan

assets
147 (310) 178 (789)
Contributions by employer 18 37 89 58
Contributions by plan participants 34 34 11 10
Benefit payments (134) (96) (236) (234)
Settlements (97) (92) (69) (36)
Plan assets of businesses

acquired (divested)
— (414) 1 (1)
Exchange rate differences 325 (89) 93 (299)
Fair value of plan assets

at December 31,

3,476 3,183 3,239 3,172
Funded status — overfunded

(underfunded)
642 726 (430) (400)

Amount recognized in Accumulated other comprehensive loss
Defined pension benefits
December 31, ($ in millions) 2023 2022 2021
Net actuarial (loss) gain (1,439) (1,183) (1,540)
Prior service credit 39 56 72
Amount recognized

in OCI
(1)

and NCI
(2) (1,400) (1,127) (1,468)
Taxes associated with amount recognized
in OCI and NCI 311 266 352
Amount recognized

in OCI
(1)

and NCI, net of

tax
(3) (1,089) (861) (1,116)
(1)

OCI represents Accumulated other comprehensive loss and, in addition, includes $
14

million, $
37

million and $
28

million at December 31,
2023, 2022 and 2021, recognized for Other postretirement benefits.
(2)

NCI represents

Noncontrolling

interests.
(3)

NCI, net of tax, amounted to $
0

million, $
(1)

million and $
0

million at December 31, 2023, 2022 and

2021.

Schedule of amounts recognized in balance sheet
Defined pension benefits
Switzerland International
December 31, ($ in millions) 2023 2022 2023 2022
Overfunded plans 642 726 137 189
Underfunded plans — current — — (16) (22)
Underfunded plans — non-current — — (551) (567)
Funded status — overfunded

(underfunded)
642 726 (430) (400)
December 31, ($ in millions) 2023 2022
Non-current assets
Overfunded pension plans 779 915
Other employee-related benefits 1 1
Pension and other employee

benefits
780 916
December 31, ($ in millions) 2023 2022
Current liabilities
Underfunded pension plans (16) (22)
Underfunded other postretirement

benefit plans
(3) (6)
Other employee-related benefits (14) (10)
Pension and other employee

benefits
(33) (38)
December 31, ($ in millions) 2023 2022
Non-current liabilities
Underfunded pension plans (551) (567)
Underfunded other postretirement

benefit plans
(18) (44)
Other employee-related benefits (117) (108)
Pension and other employee

benefits
(686) (719)

Schedule of PBO in excess of fair value of plan assets or ABO in excess of fair value of plan assets
PBO exceeds fair value of plan

assets
ABO exceeds fair value of

plan assets
December 31, Switzerland International Switzerland International
($ in millions) 2023 2022 2023 2022 2023 2022 2023 2022
PBO — 9 2,315 2,274 — 9 2,311 2,274
ABO — 9 2,257 2,222 — 9 2,253 2,222
Fair value of plan assets — 9 1,749 1,689 — 9 1,745 1,689

Component of net periodic benefit cost
Defined pension benefits
Switzerland International
($ in millions) 2023 2022 2021 2023 2022 2021
Operational pension cost:
Service cost 40 50 61 30 38 47
Operational pension cost 40 50 61 30 38 47
Non-operational pension

cost (credit):
Interest cost (credit) 48 13 (5) 166 87 72
Expected return on plan

assets
(129) (117) (116) (157) (153) (178)
Amortization of prior service

cost (credit)
(8) (9) (9) (2) (2) (2)
Amortization of net actuarial

loss
— — — 52 58 67
Curtailments, settlements

and special
termination benefits 13 4 1 19 7 7
Non-operational pension

cost (credit)
(1) (76) (109) (129) 78 (3) (34)
Net periodic benefit

cost (credit)
(36) (59) (68) 108 35 13

Weighted-average assumptions, Benefit obligation
Defined pension benefits
Switzerland International
December 31, (in %) 2023 2022 2023 2022
Discount rate 1.4 2.2 4.5 4.8
Rate of compensation

increase

— — 1.7 1.8
Rate of pension increase — — 1.6 1.8
Cash balance interest credit

rate
2.0 2.0 3.2 2.7

Weighted-average assumptions, Net periodic benefit cost
Defined pension benefits
Switzerland International
(in %) 2023 2022 2021 2023 2022 2021
Discount rate 2.0 0.7 — 4.8 2.1 1.6
Expected long-term rate of

return on plan assets
4.0 3.3 3.0 5.0 3.7 4.0
Rate of compensation

increase
— — — 1.8 1.5 1.0
Cash balance interest credit

rate
2.0 1.3 1.0 2.7 2.1 2.1

Target asset allocation on weighted-average basis	Target (in %) Switzerland International Asset class Equity 13 15 Fixed income 56 68 Real estate 26 4 Other 5 13 Total 100 100
Fair value of pension plan assets by asset category
Not
subject to
Total
December 31, 2023 ($ in millions) Level 1 Level 2 Level 3 leveling
(1)
fair value
Asset class
Equity
Equity securities 64 64
Mutual funds/commingled

funds
751 751
Emerging market mutual

funds/commingled funds
76 76
Fixed income
Government and corporate

securities
160 953 1,113
Government and corporate—mutual

funds/commingled funds
2,410 2,410
Emerging market bonds—mutual

funds/commingled funds
367 367
Real estate 1,225 1,225
Insurance contracts 215 215
Cash and short-term

investments
99 85 184
Private equity 60 250 310
Total 323 4,642 275 1,475 6,715
Not
subject to
Total
December 31, 2022 ($ in millions) Level 1 Level 2 Level 3 leveling
(1)
fair value
Asset class
Equity
Equity securities 77 77
Mutual funds/commingled

funds
748 748
Emerging market mutual

funds/commingled funds
96 96
Fixed income
Government and corporate

securities
121 1,036 1,157
Government and corporate—mutual

funds/commingled funds
2,189 2,189
Emerging market bonds—mutual

funds/commingled funds
315 315
Real estate 1,172 1,172
Insurance contracts 57 57
Cash and short-term

investments
124 129 253
Private equity 54 237 291
Total 322 4,513 111 1,409 6,355
Amounts relate to assets measured using

the NAV practical expedient which are not subject to leveling
.

Schedule of employer contributions to pension and other postretirement benefit plans
Defined pension benefits
Switzerland International
($ in millions) 2023 2022 2023 2022
Total

contributions to

defined benefit
pension plans 18 37 89 58
Of which, discretionary

contributions to

defined benefit pension

plans
— — 67 18

Expected future cash flows of pension and postretirement benefit plans	Defined pension benefits ($ in millions) Switzerland International 2024 257 259 2025 219 261 2026 215 260 2027 205 266 2028 200 264 Years 2029 - 2033 909 1,267